UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2011

Place X if Amendment			X	;	Amendment Number: 1

This Amendment (place X in only one):	X	is a restatement.

					adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Emery Howard Portfolio Management
Address:	400 South El Camino Real, Suite 700
	San Mateo, CA  94402


Form 13F File Number: 028-14181

Central Index Key (CIK) Number:	0001495703

CIK Confirmation Code (CCC):	yxhx*8du

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Frank C. Marinaro
Title:	Portfolio Manager, CCO
Phone:	650-579-7100

Signature, Place, and Date of Signing


Frank C. Marinaro				San Mateo, CA					March 07, 2013
[Signature]					[City, State]					[Date]

Report Type (Place an X in only one box):

X	13F HOLDINGS REPORT
	13F NOTICE

	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:	NONE


FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 			0
Form 13F Information Table Entry Total:		27
Form 13F Information Table Value Total:		202,637
						(thousands)

List of Other Included Managers: NONE

EDGAR FILING DATA

Filing Contact / Notification Email Addresses:

Submission Contact Name:			Kathy Chin
Submission Contact Phone:			650-579-7100

List of Email Addresses to Receive SEC acceptance message:

frank@emeryhoward.com
kathy@emeryhoward.com

			Value	Shares/	Sh/	Put/
Invstmt	Other	Voting Authority
Name of Issuer	Title of Class	CUSIP	(x$1000)	Prn Amt	Prn	Call
Dscretn	Mgrs	Sole	Shared	None
ISHARES MSCI BRAZIL INDEX FD	CU	46428640	323	6211	SH		Sole				6211
ISHARES MSCI SINGAPORE IDX FD	CU	46428667	181	16440	SH		Sole				16440
ISHARES INC MSCI HONG KONG IDX FD	CU	46428687	168	11689	SH		Sole				11689
ISHARES DJ SELECT DIVIDEND ETF	CU	46428716	423	8774	SH		Sole				8774
ISHARES S&P 500 INDEX ETF	CU	46428720	4869	42826	SH		Sole				42826
ISHARES MSCI EMERGING MARKETS	CU	46428723	680	19375	SH		Sole				19375
ISHARES MSCI EAFE ETF	CU	46428746	3329	69675	SH		Sole				69675
ISHARES TR RUSSELL 1000 INDEX	CU	46428762	9897	158246	SH		Sole				158246
ISHARES RUSSELL 2000 ETF	CU	46428765	10578	164505	SH		Sole				164505
ISHARES TR FTSE EPRA/NAREIT GL	CU	46428848	2783	111351	SH		Sole				111351
SCHWAB STRATEGIC TR INTL EQTY	CU	80852480	1237	53676	SH		Sole				53676
VANGUARD MSCI EAFE ETF	CU	92194385	36591	1214444	SH		Sole				1214444
VANGUARD MSCI EMERGING MARKETS	CU	92204285	10169	283816	SH		Sole				283816
VANGUARD REIT INDEX	CU	92290855	11573	227500	SH		Sole				227500
VANGUARD MID CAP 	CU	92290862	14219	218420	SH		Sole				218420
VANGUARD SMALL CAP ETF	CU	92290875	765	12473	SH		Sole				12473
SPDR S&P METALS & MNG	CU	86330E64	1148	25618	SH		Sole				25618
IPATH DJ-UBS AGRICULTURE TR SUB-IDX	CU	06739H20	1543	29667	SH		Sole				29667
POWERSHARES QQQ TR	CU	73935A10	937	17848	SH		Sole				17848
SPDR S&P 500 ETF	CU	78462f10	83087	734308	SH		Sole				734308
SPDR GOLD ETF	CU	78463V10	2016	12757	SH		Sole				12757
SPDR DJ WILSHIRE INTL REAL EST	CU	78463X86	519	16189	SH		Sole				16189
SPDR INDEX SHS FDS S&P INTL SM	CU	78463X87	2622	104385	SH		Sole				104385
SPDR DJ Wilshire REIT (ETF)	CU	78464A60	512	9059	SH		Sole				9059
SPDR DOW JONES INDUSTRIAL ETF	CU	78467X10	1775	16293	SH		Sole				16293
MATERIALS SELECT SECTOR SPDR	CU	81369Y10	337	11472	SH		Sole				11472
ENERGY SELECT SECTOR SPDR	CU	81369Y50	356	6092	SH		Sole				6092